Certain Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Nonmonetary Transactions [Abstract]
Schedule of Other Assets, Noncurrent
Net assets (including cash of $ 981)	$1,447
Intangible assets	9,730
Deferred taxes	(3,211)
Goodwill	15,068

Net assets acquired	$23,034